Earnings Per Share - Summary of Adjusted Diluted Earnings Per Share (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Adjusted Earnings Per Share [Abstract]
Diluted earnings per share	£ 1.416	£ 1.507	£ 2.789
Effect of restructuring and integration costs on earnings per share diluted	0.031	0.021	0.149
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	0.048	0.064	0.205
Effect of Russian excise dispute on earnings per share diluted			(0.011)
Effect of retrospective guidance on overseas withholding tax			(1.8)
Effect of other adjusting items on earnings per share diluted	0.035	(0.007)	0.167
Effect of associates adjusting items net of tax on earnings per share diluted	(0.003)	(0.007)	(0.006)
Effect of other adjusting items in net finance costs on earnings per share diluted	0.014		0.051
Effect of adjusting items in respect of deferred taxation on earnings per share diluted	0.001		(0.009)
Adjusted diluted earnings per share	£ 1.542	£ 1.578	£ 3.317